Financial Instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts payable and accrued liabilities	$ 1,148	$ 1,888
Undiscounted lease payments	468
Total	1,616
Over 3 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Undiscounted lease payments	0
Total	0
2 to 3 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Undiscounted lease payments	253
Total	253
Within 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities	1,148
Undiscounted lease payments	215
Total	$ 1,363